RESULTS BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of sales
Personnel expenses	R$ (1,450,428)	R$ (1,467,896)	R$ (1,174,460)
Costs of raw materials, materials and services	(10,981,883)	(11,463,862)	(8,731,670)
Logistics cost	(4,341,369)	(4,795,161)	(4,328,046)
Depreciation, depletion and amortization	(6,718,474)	(6,406,610)	(5,988,248)
Other	(1,584,521)	(687,759)	(393,164)
Total cost of sales	(25,076,675)	(24,821,288)	(20,615,588)
Cost of idle capacity and maintenance downtime	650,592	525,882
Selling expenses
Personnel expenses	(281,673)	(244,681)	(219,590)
Services	(173,494)	(146,184)	(121,568)
Logistics cost	(1,067,031)	(1,065,416)	(947,551)
Depreciation and amortization	(952,033)	(951,626)	(944,361)
Other	(122,146)	(75,287)	(58,652)
Total selling expenses	(2,596,377)	(2,483,194)	(2,291,722)
General and Administrative expenses
Personnel expenses	(1,172,538)	(1,039,733)	(984,513)
Services	(406,001)	(378,986)	(330,727)
Depreciation and amortization	(118,771)	(101,764)	(103,867)
Other	(225,918)	(189,284)	(158,802)
Total General and Administrative expenses	(1,923,228)	(1,709,767)	(1,577,909)
Other operating (expenses) income net
Rents and leases	3,971	2,164	3,321
Result from sale of other products, net	79,046	58,880	31,865
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	(331,285)	(509)	413,052
Result on fair value adjustment of biological assets	1,989,831	1,199,759	763,091
Depletion and amortization	468,168	52,110	(5,187)
Tax credits - gains in tax lawsuits (exclusion of ICMS from the PIS/COFINS calculation basis)		(1,324)	441,880
Provision for judicial liabilities	(167,563)	(156,243)
Other operating income, net	2,076,372	1,121,716	1,648,067
Cost of idle capacity and maintenance downtime	650,592	525,882
Amortization of fair value adjustment		18,887	5,543
Tax Credit	34,204	(33,121)	45
Provision for legal fees	R$ 2,076,372	R$ 1,121,716	R$ 1,648,067